Operating leases (Details) - Schedule of consolidated balance sheets	Dec. 31, 2022 USD ($)
Schedule of Consolidated Balance Sheets [Abstract]
Right-of-use asset, net	$ 162,270
Operating lease liabilities, current	87,129
Operating lease liabilities, non-current	74,384
Total operating lease liabilities	$ 161,513